Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000014185
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater China Growth Fund
Class Name	Class A
Trading Symbol	EVCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.51%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI China Index
8/14	$9,475	$10,000
9/14	$8,895	$9,362
10/14	$9,287	$9,766
11/14	$9,283	$9,919
12/14	$8,984	$10,034
1/15	$9,172	$10,261
2/15	$9,441	$10,593
3/15	$9,509	$10,848
4/15	$10,423	$12,657
5/15	$10,341	$12,189
6/15	$9,939	$11,503
7/15	$9,280	$10,265
8/15	$8,219	$9,066
9/15	$8,138	$8,890
10/15	$8,707	$9,698
11/15	$8,655	$9,370
12/15	$8,534	$9,248
1/16	$7,753	$8,072
2/16	$7,586	$7,868
3/16	$8,307	$8,804
4/16	$8,162	$8,787
5/16	$8,175	$8,721
6/16	$8,443	$8,815
7/16	$8,869	$9,122
8/16	$9,246	$9,794
9/16	$9,532	$10,042
10/16	$9,269	$9,847
11/16	$9,110	$9,729
12/16	$8,682	$9,331
1/17	$9,167	$9,965
2/17	$9,442	$10,317
3/17	$9,772	$10,538
4/17	$10,097	$10,819
5/17	$10,513	$11,389
6/17	$10,765	$11,652
7/17	$11,315	$12,687
8/17	$11,667	$13,222
9/17	$11,690	$13,359
10/17	$12,166	$13,890
11/17	$12,537	$14,107
12/17	$12,969	$14,377
1/18	$14,012	$16,172
2/18	$13,378	$15,136
3/18	$13,255	$14,638
4/18	$13,025	$14,635
5/18	$13,414	$14,904
6/18	$13,122	$14,126
7/18	$12,943	$13,773
8/18	$12,565	$13,250
9/18	$12,478	$13,065
10/18	$11,214	$11,567
11/18	$11,854	$12,414
12/18	$11,676	$11,663
1/19	$12,501	$12,953
2/19	$13,017	$13,400
3/19	$13,579	$13,726
4/19	$13,663	$14,032
5/19	$12,698	$12,196
6/19	$13,461	$13,175
7/19	$13,270	$13,104
8/19	$13,023	$12,555
9/19	$12,995	$12,552
10/19	$13,646	$13,059
11/19	$13,540	$13,292
12/19	$14,389	$14,399
1/20	$13,752	$13,707
2/20	$13,804	$13,841
3/20	$12,534	$12,928
4/20	$13,467	$13,744
5/20	$13,340	$13,676
6/20	$14,204	$14,905
7/20	$15,154	$16,312
8/20	$15,815	$17,238
9/20	$15,381	$16,767
10/20	$15,757	$17,654
11/20	$16,789	$18,144
12/20	$18,006	$18,646
1/21	$18,887	$20,019
2/21	$18,970	$19,811
3/21	$18,651	$18,566
4/21	$18,919	$18,824
5/21	$19,328	$18,969
6/21	$18,613	$18,987
7/21	$17,278	$16,359
8/21	$17,157	$16,359
9/21	$16,576	$15,538
10/21	$16,761	$16,028
11/21	$16,269	$15,071
12/21	$16,270	$14,596
1/22	$15,854	$14,165
2/22	$15,054	$13,613
3/22	$13,214	$12,524
4/22	$12,737	$12,013
5/22	$13,012	$12,155
6/22	$13,731	$12,952
7/22	$12,730	$11,722
8/22	$12,683	$11,748
9/22	$11,044	$10,038
10/22	$9,049	$8,351
11/22	$12,112	$10,832
12/22	$12,578	$11,395
1/23	$14,023	$12,737
2/23	$12,784	$11,416
3/23	$12,763	$11,931
4/23	$12,122	$11,316
5/23	$10,776	$10,362
6/23	$11,125	$10,773
7/23	$12,157	$11,932
8/23	$11,253	$10,864
9/23	$10,726	$10,564
10/23	$10,455	$10,114
11/23	$10,826	$10,369
12/23	$10,399	$10,119
1/24	$8,961	$9,045
2/24	$9,471	$9,804
3/24	$9,564	$9,897
4/24	$10,136	$10,550
5/24	$10,515	$10,803
6/24	$10,352	$10,599
7/24	$9,881	$10,458
8/24	$9,811	$10,563

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	(12.81)%	(5.50)%	0.35%
Class A with 5.25% Maximum Sales Charge	(17.41)%	(6.52)%	(0.19)%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

AssetsNet	$ 32,112,625
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 124,295
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014187
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater China Growth Fund
Class Name	Class C
Trading Symbol	ECCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.26%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI China Index
8/14	$10,000	$10,000
9/14	$9,384	$9,362
10/14	$9,795	$9,766
11/14	$9,785	$9,919
12/14	$9,463	$10,034
1/15	$9,655	$10,261
2/15	$9,930	$10,593
3/15	$10,000	$10,848
4/15	$10,952	$12,657
5/15	$10,859	$12,189
6/15	$10,434	$11,503
7/15	$9,734	$10,265
8/15	$8,618	$9,066
9/15	$8,525	$8,890
10/15	$9,118	$9,698
11/15	$9,057	$9,370
12/15	$8,929	$9,248
1/16	$8,105	$8,072
2/16	$7,926	$7,868
3/16	$8,671	$8,804
4/16	$8,517	$8,787
5/16	$8,527	$8,721
6/16	$8,800	$8,815
7/16	$9,242	$9,122
8/16	$9,629	$9,794
9/16	$9,922	$10,042
10/16	$9,639	$9,847
11/16	$9,465	$9,729
12/16	$9,017	$9,331
1/17	$9,517	$9,965
2/17	$9,797	$10,317
3/17	$10,132	$10,538
4/17	$10,462	$10,819
5/17	$10,887	$11,389
6/17	$11,142	$11,652
7/17	$11,702	$12,687
8/17	$12,062	$13,222
9/17	$12,077	$13,359
10/17	$12,563	$13,890
11/17	$12,938	$14,107
12/17	$13,373	$14,377
1/18	$14,440	$16,172
2/18	$13,781	$15,136
3/18	$13,647	$14,638
4/18	$13,407	$14,635
5/18	$13,798	$14,904
6/18	$13,485	$14,126
7/18	$13,295	$13,773
8/18	$12,898	$13,250
9/18	$12,803	$13,065
10/18	$11,496	$11,567
11/18	$12,144	$12,414
12/18	$11,961	$11,663
1/19	$12,793	$12,953
2/19	$13,314	$13,400
3/19	$13,883	$13,726
4/19	$13,963	$14,032
5/19	$12,971	$12,196
6/19	$13,736	$13,175
7/19	$13,534	$13,104
8/19	$13,277	$12,555
9/19	$13,240	$12,552
10/19	$13,895	$13,059
11/19	$13,779	$13,292
12/19	$14,634	$14,399
1/20	$13,977	$13,707
2/20	$14,028	$13,841
3/20	$12,727	$12,928
4/20	$13,668	$13,744
5/20	$13,529	$13,676
6/20	$14,394	$14,905
7/20	$15,348	$16,312
8/20	$16,011	$17,238
9/20	$15,563	$16,767
10/20	$15,929	$17,654
11/20	$16,971	$18,144
12/20	$18,184	$18,646
1/21	$19,070	$20,019
2/21	$19,139	$19,811
3/21	$18,807	$18,566
4/21	$19,063	$18,824
5/21	$19,465	$18,969
6/21	$18,731	$18,987
7/21	$17,382	$16,359
8/21	$17,250	$16,359
9/21	$16,655	$15,538
10/21	$16,828	$16,028
11/21	$16,323	$15,071
12/21	$16,317	$14,596
1/22	$15,893	$14,165
2/22	$15,081	$13,613
3/22	$13,225	$12,524
4/22	$12,742	$12,013
5/22	$13,013	$12,155
6/22	$13,722	$12,952
7/22	$12,713	$11,722
8/22	$12,662	$11,748
9/22	$11,017	$10,038
10/22	$9,021	$8,351
11/22	$12,069	$10,832
12/22	$12,524	$11,395
1/23	$13,951	$12,737
2/23	$12,712	$11,416
3/23	$12,680	$11,931
4/23	$12,041	$11,316
5/23	$10,693	$10,362
6/23	$11,036	$10,773
7/23	$12,049	$11,932
8/23	$11,145	$10,864
9/23	$10,623	$10,564
10/23	$10,342	$10,114
11/23	$10,701	$10,369
12/23	$10,266	$10,119
1/24	$8,852	$9,045
2/24	$9,346	$9,804
3/24	$9,431	$9,897
4/24	$9,994	$10,550
5/24	$10,351	$10,803
6/24	$10,190	$10,599
7/24	$9,721	$10,458
8/24	$9,795	$10,563

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	(13.47)%	(6.19)%	(0.21)%
Class C with 1% Maximum Deferred Sales Charge	(14.26)%	(6.19)%	(0.21)%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

AssetsNet	$ 32,112,625
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 124,295
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014184
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater China Growth Fund
Class Name	Class I
Trading Symbol	EICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.26%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI China Index
8/14	$1,000,000	$1,000,000
9/14	$938,849	$936,219
10/14	$980,665	$976,570
11/14	$980,665	$991,870
12/14	$949,191	$1,003,351
1/15	$969,424	$1,026,060
2/15	$997,752	$1,059,305
3/15	$1,005,396	$1,084,802
4/15	$1,102,068	$1,265,709
5/15	$1,094,012	$1,218,863
6/15	$1,051,552	$1,150,335
7/15	$981,991	$1,026,492
8/15	$869,970	$906,558
9/15	$861,388	$889,046
10/15	$922,367	$969,765
11/15	$916,946	$937,050
12/15	$904,584	$924,846
1/16	$821,740	$807,211
2/16	$804,021	$786,802
3/16	$880,640	$880,443
4/16	$865,796	$878,705
5/16	$867,232	$872,103
6/16	$895,964	$881,450
7/16	$941,936	$912,206
8/16	$982,161	$979,424
9/16	$1,012,330	$1,004,177
10/16	$984,555	$984,730
11/16	$967,795	$972,943
12/16	$922,491	$933,136
1/17	$974,735	$996,473
2/17	$1,004,243	$1,031,733
3/17	$1,039,556	$1,053,759
4/17	$1,073,902	$1,081,862
5/17	$1,118,890	$1,138,940
6/17	$1,145,979	$1,165,156
7/17	$1,204,995	$1,268,686
8/17	$1,242,243	$1,322,185
9/17	$1,245,629	$1,335,924
10/17	$1,296,422	$1,389,019
11/17	$1,336,089	$1,410,671
12/17	$1,382,425	$1,437,675
1/18	$1,493,972	$1,617,214
2/18	$1,426,827	$1,513,646
3/18	$1,414,373	$1,463,826
4/18	$1,390,006	$1,463,479
5/18	$1,431,701	$1,490,357
6/18	$1,400,836	$1,412,561
7/18	$1,382,425	$1,377,328
8/18	$1,342,355	$1,325,042
9/18	$1,333,149	$1,306,505
10/18	$1,198,318	$1,156,658
11/18	$1,267,088	$1,241,438
12/18	$1,248,748	$1,166,303
1/19	$1,336,923	$1,295,283
2/19	$1,392,330	$1,339,995
3/19	$1,453,099	$1,372,636
4/19	$1,462,036	$1,403,213
5/19	$1,359,562	$1,219,573
6/19	$1,441,184	$1,317,515
7/19	$1,420,927	$1,310,374
8/19	$1,395,309	$1,255,527
9/19	$1,392,330	$1,255,208
10/19	$1,462,632	$1,305,877
11/19	$1,451,312	$1,329,162
12/19	$1,542,850	$1,439,884
1/20	$1,474,992	$1,370,724
2/20	$1,481,161	$1,384,053
3/20	$1,344,827	$1,292,791
4/20	$1,445,381	$1,374,421
5/20	$1,432,426	$1,367,636
6/20	$1,525,577	$1,490,475
7/20	$1,627,982	$1,631,236
8/20	$1,699,541	$1,723,816
9/20	$1,653,274	$1,676,712
10/20	$1,693,989	$1,765,397
11/20	$1,805,647	$1,814,353
12/20	$1,937,075	$1,864,563
1/21	$2,032,364	$2,001,852
2/21	$2,041,892	$1,981,123
3/21	$2,007,861	$1,856,615
4/21	$2,037,128	$1,882,382
5/21	$2,081,369	$1,896,862
6/21	$2,005,138	$1,898,718
7/21	$1,862,206	$1,635,874
8/21	$1,849,274	$1,635,939
9/21	$1,786,656	$1,553,770
10/21	$1,807,075	$1,602,800
11/21	$1,754,666	$1,507,083
12/21	$1,754,743	$1,459,592
1/22	$1,710,373	$1,416,533
2/22	$1,624,497	$1,361,291
3/22	$1,426,265	$1,252,440
4/22	$1,374,739	$1,201,294
5/22	$1,404,796	$1,215,453
6/22	$1,482,801	$1,295,184
7/22	$1,374,739	$1,172,179
8/22	$1,370,445	$1,174,797
9/22	$1,193,683	$1,003,813
10/22	$978,276	$835,074
11/22	$1,309,616	$1,083,160
12/22	$1,360,653	$1,139,496
1/23	$1,516,806	$1,273,736
2/23	$1,383,394	$1,141,587
3/23	$1,381,119	$1,193,142
4/23	$1,312,139	$1,131,610
5/23	$1,166,599	$1,036,195
6/23	$1,204,500	$1,077,307
7/23	$1,316,687	$1,193,211
8/23	$1,219,660	$1,086,354
9/23	$1,162,809	$1,056,439
10/23	$1,134,004	$1,011,408
11/23	$1,174,179	$1,036,899
12/23	$1,127,142	$1,011,901
1/24	$972,129	$904,519
2/24	$1,027,373	$980,446
3/24	$1,038,092	$989,693
4/24	$1,099,933	$1,054,973
5/24	$1,141,160	$1,080,278
6/24	$1,123,844	$1,059,866
7/24	$1,073,547	$1,045,786
8/24	$1,066,127	$1,056,292

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	(12.59)%	(5.23)%	0.64%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

AssetsNet	$ 32,112,625
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 124,295
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104752
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein All Asset Strategy Fund
Class Name	Class A
Trading Symbol	EARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$9,475	$10,000	$10,000
9/14	$9,278	$9,932	$9,676
10/14	$9,351	$10,030	$9,744
11/14	$9,439	$10,101	$9,907
12/14	$9,346	$10,110	$9,716
1/15	$9,279	$10,322	$9,564
2/15	$9,553	$10,225	$10,096
3/15	$9,508	$10,273	$9,940
4/15	$9,523	$10,236	$10,228
5/15	$9,567	$10,211	$10,215
6/15	$9,309	$10,100	$9,974
7/15	$9,457	$10,170	$10,061
8/15	$9,050	$10,156	$9,371
9/15	$8,962	$10,224	$9,032
10/15	$9,353	$10,226	$9,741
11/15	$9,346	$10,199	$9,660
12/15	$9,259	$10,166	$9,486
1/16	$9,072	$10,306	$8,914
2/16	$8,923	$10,379	$8,853
3/16	$9,177	$10,474	$9,509
4/16	$9,342	$10,514	$9,649
5/16	$9,424	$10,517	$9,661
6/16	$9,417	$10,706	$9,603
7/16	$9,731	$10,774	$10,016
8/16	$9,776	$10,761	$10,050
9/16	$9,828	$10,755	$10,112
10/16	$9,693	$10,673	$9,940
11/16	$9,716	$10,420	$10,016
12/16	$9,882	$10,435	$10,232
1/17	$10,070	$10,456	$10,512
2/17	$10,251	$10,526	$10,807
3/17	$10,326	$10,520	$10,939
4/17	$10,401	$10,601	$11,109
5/17	$10,469	$10,683	$11,355
6/17	$10,522	$10,672	$11,406
7/17	$10,770	$10,718	$11,725
8/17	$10,777	$10,814	$11,770
9/17	$10,920	$10,763	$11,997
10/17	$11,116	$10,769	$12,246
11/17	$11,206	$10,755	$12,484
12/17	$11,335	$10,805	$12,685
1/18	$11,857	$10,680	$13,400
2/18	$11,466	$10,579	$12,838
3/18	$11,274	$10,647	$12,563
4/18	$11,205	$10,568	$12,683
5/18	$11,366	$10,643	$12,699
6/18	$11,251	$10,630	$12,630
7/18	$11,512	$10,633	$13,011
8/18	$11,604	$10,701	$13,113
9/18	$11,635	$10,632	$13,170
10/18	$10,905	$10,548	$12,183
11/18	$11,043	$10,611	$12,361
12/18	$10,471	$10,806	$11,491
1/19	$10,833	$10,921	$12,398
2/19	$11,014	$10,914	$12,729
3/19	$11,125	$11,124	$12,890
4/19	$11,259	$11,127	$13,325
5/19	$10,967	$11,324	$12,534
6/19	$11,298	$11,466	$13,355
7/19	$11,306	$11,492	$13,394
8/19	$11,322	$11,789	$13,077
9/19	$11,353	$11,727	$13,352
10/19	$11,463	$11,762	$13,717
11/19	$11,597	$11,756	$14,052
12/19	$11,780	$11,748	$14,547
1/20	$11,838	$11,974	$14,386
2/20	$11,583	$12,189	$13,224
3/20	$11,032	$12,118	$11,439
4/20	$11,509	$12,333	$12,664
5/20	$11,706	$12,391	$13,215
6/20	$11,830	$12,469	$13,637
7/20	$12,167	$12,655	$14,358
8/20	$12,446	$12,553	$15,237
9/20	$12,274	$12,546	$14,746
10/20	$12,084	$12,490	$14,388
11/20	$12,693	$12,612	$16,161
12/20	$12,907	$12,630	$16,911
1/21	$12,797	$12,539	$16,834
2/21	$12,957	$12,358	$17,224
3/21	$13,161	$12,204	$17,684
4/21	$13,431	$12,300	$18,458
5/21	$13,601	$12,340	$18,745
6/21	$13,618	$12,427	$18,992
7/21	$13,575	$12,566	$19,123
8/21	$13,719	$12,542	$19,601
9/21	$13,364	$12,433	$18,792
10/21	$13,677	$12,430	$19,751
11/21	$13,474	$12,467	$19,275
12/21	$13,801	$12,435	$20,046
1/22	$13,444	$12,167	$19,062
2/22	$13,212	$12,031	$18,569
3/22	$13,212	$11,697	$18,972
4/22	$12,578	$11,253	$17,453
5/22	$12,632	$11,326	$17,474
6/22	$12,087	$11,148	$16,001
7/22	$12,489	$11,420	$17,118
8/22	$12,034	$11,098	$16,488
9/22	$11,248	$10,618	$14,909
10/22	$11,293	$10,481	$15,809
11/22	$11,989	$10,866	$17,035
12/22	$11,743	$10,817	$16,365
1/23	$12,229	$11,150	$17,538
2/23	$11,851	$10,862	$17,035
3/23	$12,265	$11,138	$17,561
4/23	$12,391	$11,205	$17,813
5/23	$12,166	$11,083	$17,622
6/23	$12,319	$11,044	$18,645
7/23	$12,382	$11,036	$19,328
8/23	$12,148	$10,965	$18,788
9/23	$11,653	$10,687	$18,011
10/23	$11,383	$10,518	$17,469
11/23	$12,040	$10,994	$19,082
12/23	$12,503	$11,415	$19,998
1/24	$12,439	$11,384	$20,116
2/24	$12,586	$11,223	$20,979
3/24	$12,816	$11,327	$21,637
4/24	$12,503	$11,041	$20,924
5/24	$12,872	$11,228	$21,773
6/24	$13,028	$11,334	$22,258
7/24	$13,341	$11,599	$22,617
8/24	$13,525	$11,765	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	11.34%	3.62%	3.62%
Class A with 5.25% Maximum Sales Charge	5.48%	2.50%	3.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

AssetsNet	$ 425,009,041
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 3,892,902
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104753
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein All Asset Strategy Fund
Class Name	Class C
Trading Symbol	ECRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.98%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$10,000	$10,000	$10,000
9/14	$9,789	$9,932	$9,676
10/14	$9,859	$10,030	$9,744
11/14	$9,945	$10,101	$9,907
12/14	$9,835	$10,110	$9,716
1/15	$9,764	$10,322	$9,564
2/15	$10,048	$10,225	$10,096
3/15	$9,992	$10,273	$9,940
4/15	$10,000	$10,236	$10,228
5/15	$10,048	$10,211	$10,215
6/15	$9,764	$10,100	$9,974
7/15	$9,914	$10,170	$10,061
8/15	$9,488	$10,156	$9,371
9/15	$9,385	$10,224	$9,032
10/15	$9,787	$10,226	$9,741
11/15	$9,772	$10,199	$9,660
12/15	$9,676	$10,166	$9,486
1/16	$9,478	$10,306	$8,914
2/16	$9,312	$10,379	$8,853
3/16	$9,573	$10,474	$9,509
4/16	$9,740	$10,514	$9,649
5/16	$9,819	$10,517	$9,661
6/16	$9,803	$10,706	$9,603
7/16	$10,128	$10,774	$10,016
8/16	$10,168	$10,761	$10,050
9/16	$10,215	$10,755	$10,112
10/16	$10,065	$10,673	$9,940
11/16	$10,088	$10,420	$10,016
12/16	$10,247	$10,435	$10,232
1/17	$10,437	$10,456	$10,512
2/17	$10,619	$10,526	$10,807
3/17	$10,683	$10,520	$10,939
4/17	$10,754	$10,601	$11,109
5/17	$10,826	$10,683	$11,355
6/17	$10,873	$10,672	$11,406
7/17	$11,119	$10,718	$11,725
8/17	$11,119	$10,814	$11,770
9/17	$11,269	$10,763	$11,997
10/17	$11,451	$10,769	$12,246
11/17	$11,539	$10,755	$12,484
12/17	$11,669	$10,805	$12,685
1/18	$12,192	$10,680	$13,400
2/18	$11,782	$10,579	$12,838
3/18	$11,581	$10,647	$12,563
4/18	$11,509	$10,568	$12,683
5/18	$11,661	$10,643	$12,699
6/18	$11,533	$10,630	$12,630
7/18	$11,798	$10,633	$13,011
8/18	$11,886	$10,701	$13,113
9/18	$11,910	$10,632	$13,170
10/18	$11,155	$10,548	$12,183
11/18	$11,291	$10,611	$12,361
12/18	$10,698	$10,806	$11,491
1/19	$11,067	$10,921	$12,398
2/19	$11,239	$10,914	$12,729
3/19	$11,346	$11,124	$12,890
4/19	$11,477	$11,127	$13,325
5/19	$11,166	$11,324	$12,534
6/19	$11,502	$11,466	$13,355
7/19	$11,502	$11,492	$13,394
8/19	$11,510	$11,789	$13,077
9/19	$11,535	$11,727	$13,352
10/19	$11,642	$11,762	$13,717
11/19	$11,765	$11,756	$14,052
12/19	$11,942	$11,748	$14,547
1/20	$11,993	$11,974	$14,386
2/20	$11,730	$12,189	$13,224
3/20	$11,169	$12,118	$11,439
4/20	$11,636	$12,333	$12,664
5/20	$11,832	$12,391	$13,215
6/20	$11,951	$12,469	$13,637
7/20	$12,291	$12,655	$14,358
8/20	$12,563	$12,553	$15,237
9/20	$12,376	$12,546	$14,746
10/20	$12,180	$12,490	$14,388
11/20	$12,784	$12,612	$16,161
12/20	$12,989	$12,630	$16,911
1/21	$12,876	$12,539	$16,834
2/21	$13,023	$12,358	$17,224
3/21	$13,223	$12,204	$17,684
4/21	$13,484	$12,300	$18,458
5/21	$13,649	$12,340	$18,745
6/21	$13,658	$12,427	$18,992
7/21	$13,597	$12,566	$19,123
8/21	$13,736	$12,542	$19,601
9/21	$13,380	$12,433	$18,792
10/21	$13,675	$12,430	$19,751
11/21	$13,466	$12,467	$19,275
12/21	$13,781	$12,435	$20,046
1/22	$13,426	$12,167	$19,062
2/22	$13,180	$12,031	$18,569
3/22	$13,171	$11,697	$18,972
4/22	$12,534	$11,253	$17,453
5/22	$12,579	$11,326	$17,474
6/22	$12,033	$11,148	$16,001
7/22	$12,425	$11,420	$17,118
8/22	$11,960	$11,098	$16,488
9/22	$11,178	$10,618	$14,909
10/22	$11,205	$10,481	$15,809
11/22	$11,888	$10,866	$17,035
12/22	$11,635	$10,817	$16,365
1/23	$12,117	$11,150	$17,538
2/23	$11,744	$10,862	$17,035
3/23	$12,135	$11,138	$17,561
4/23	$12,254	$11,205	$17,813
5/23	$12,026	$11,083	$17,622
6/23	$12,172	$11,044	$18,645
7/23	$12,226	$11,036	$19,328
8/23	$11,990	$10,965	$18,788
9/23	$11,489	$10,687	$18,011
10/23	$11,216	$10,518	$17,469
11/23	$11,853	$10,994	$19,082
12/23	$12,306	$11,415	$19,998
1/24	$12,232	$11,384	$20,116
2/24	$12,371	$11,223	$20,979
3/24	$12,593	$11,327	$21,637
4/24	$12,269	$11,041	$20,924
5/24	$12,629	$11,228	$21,773
6/24	$12,777	$11,334	$22,258
7/24	$13,073	$11,599	$22,617
8/24	$13,444	$11,765	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	10.50%	2.85%	3.00%
Class C with 1% Maximum Deferred Sales Charge	9.50%	2.85%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

AssetsNet	$ 425,009,041
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 3,892,902
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104754
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein All Asset Strategy Fund
Class Name	Class I
Trading Symbol	EIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$979,330	$993,213	$967,570
10/14	$987,752	$1,002,974	$974,384
11/14	$996,935	$1,010,089	$990,684
12/14	$987,116	$1,011,034	$971,563
1/15	$980,890	$1,032,235	$956,377
2/15	$1,009,669	$1,022,529	$1,009,620
3/15	$1,004,229	$1,027,277	$993,973
4/15	$1,006,559	$1,023,591	$1,022,816
5/15	$1,012,007	$1,021,126	$1,021,481
6/15	$984,004	$1,009,992	$997,432
7/15	$1,000,335	$1,017,013	$1,006,095
8/15	$957,546	$1,015,552	$937,126
9/15	$948,992	$1,022,422	$903,176
10/15	$989,439	$1,022,592	$974,058
11/15	$989,434	$1,019,890	$966,016
12/15	$979,764	$1,016,594	$948,596
1/16	$960,799	$1,030,584	$891,386
2/16	$944,998	$1,037,895	$885,250
3/16	$971,862	$1,047,417	$950,856
4/16	$990,038	$1,051,438	$964,891
5/16	$999,514	$1,051,707	$966,110
6/16	$997,928	$1,070,604	$960,258
7/16	$1,031,909	$1,077,373	$1,001,642
8/16	$1,037,445	$1,076,141	$1,005,010
9/16	$1,042,969	$1,075,510	$1,011,169
10/16	$1,028,753	$1,067,284	$994,007
11/16	$1,031,124	$1,042,039	$1,001,561
12/16	$1,049,002	$1,043,508	$1,023,197
1/17	$1,068,906	$1,045,556	$1,051,174
2/17	$1,088,801	$1,052,583	$1,080,661
3/17	$1,096,754	$1,052,031	$1,093,881
4/17	$1,104,714	$1,060,150	$1,110,929
5/17	$1,112,671	$1,068,310	$1,135,461
6/17	$1,118,247	$1,067,234	$1,140,625
7/17	$1,144,505	$1,071,827	$1,172,501
8/17	$1,145,301	$1,081,441	$1,176,993
9/17	$1,162,020	$1,076,290	$1,199,733
10/17	$1,181,915	$1,076,914	$1,224,646
11/17	$1,192,260	$1,075,531	$1,248,353
12/17	$1,206,440	$1,080,468	$1,268,478
1/18	$1,261,835	$1,068,024	$1,340,042
2/18	$1,220,294	$1,057,900	$1,283,762
3/18	$1,199,934	$1,064,684	$1,256,281
4/18	$1,193,423	$1,056,765	$1,268,278
5/18	$1,210,523	$1,064,307	$1,269,861
6/18	$1,198,308	$1,062,998	$1,262,985
7/18	$1,226,821	$1,063,251	$1,301,072
8/18	$1,237,410	$1,070,093	$1,311,294
9/18	$1,240,672	$1,063,202	$1,317,001
10/18	$1,163,285	$1,054,800	$1,218,306
11/18	$1,177,948	$1,061,097	$1,236,124
12/18	$1,116,918	$1,080,590	$1,149,059
1/19	$1,156,303	$1,092,066	$1,239,788
2/19	$1,175,579	$1,091,433	$1,272,949
3/19	$1,188,150	$1,112,391	$1,288,957
4/19	$1,201,559	$1,112,675	$1,332,480
5/19	$1,170,556	$1,132,427	$1,253,438
6/19	$1,206,587	$1,146,648	$1,335,513
7/19	$1,208,255	$1,149,170	$1,339,426
8/19	$1,209,928	$1,178,947	$1,307,652
9/19	$1,214,117	$1,172,668	$1,335,167
10/19	$1,225,845	$1,176,201	$1,371,709
11/19	$1,240,095	$1,175,602	$1,405,194
12/19	$1,260,156	$1,174,782	$1,454,678
1/20	$1,266,290	$1,197,390	$1,438,610
2/20	$1,239,121	$1,218,942	$1,322,414
3/20	$1,181,278	$1,211,768	$1,143,884
4/20	$1,231,228	$1,233,309	$1,266,422
5/20	$1,253,129	$1,239,051	$1,321,500
6/20	$1,266,273	$1,246,856	$1,363,725
7/20	$1,303,075	$1,265,481	$1,435,849
8/20	$1,333,736	$1,255,266	$1,523,730
9/20	$1,315,333	$1,254,578	$1,474,600
10/20	$1,295,174	$1,248,976	$1,438,755
11/20	$1,360,020	$1,261,231	$1,616,100
12/20	$1,383,886	$1,262,969	$1,691,134
1/21	$1,372,140	$1,253,914	$1,683,443
2/21	$1,390,215	$1,235,806	$1,722,437
3/21	$1,411,919	$1,220,375	$1,768,443
4/21	$1,440,834	$1,230,016	$1,845,763
5/21	$1,459,810	$1,234,035	$1,874,488
6/21	$1,462,533	$1,242,705	$1,899,192
7/21	$1,457,117	$1,256,600	$1,912,276
8/21	$1,473,388	$1,254,207	$1,960,139
9/21	$1,435,423	$1,243,349	$1,879,166
10/21	$1,468,868	$1,243,006	$1,975,085
11/21	$1,447,174	$1,246,683	$1,927,524
12/21	$1,482,957	$1,243,493	$2,004,626
1/22	$1,445,692	$1,216,703	$1,906,174
2/22	$1,420,849	$1,203,129	$1,856,943
3/22	$1,420,849	$1,169,704	$1,897,162
4/22	$1,353,007	$1,125,316	$1,745,310
5/22	$1,358,740	$1,132,572	$1,747,352
6/22	$1,301,410	$1,114,804	$1,600,057
7/22	$1,344,408	$1,142,044	$1,711,793
8/22	$1,295,676	$1,109,774	$1,648,773
9/22	$1,211,591	$1,061,824	$1,490,938
10/22	$1,216,369	$1,048,071	$1,580,911
11/22	$1,290,899	$1,086,615	$1,703,532
12/22	$1,264,571	$1,081,713	$1,636,496
1/23	$1,317,704	$1,114,991	$1,753,795
2/23	$1,278,095	$1,086,163	$1,703,532
3/23	$1,322,534	$1,113,754	$1,756,056
4/23	$1,336,059	$1,120,504	$1,781,295
5/23	$1,312,873	$1,108,303	$1,762,216
6/23	$1,329,296	$1,104,350	$1,864,532
7/23	$1,336,059	$1,103,580	$1,932,789
8/23	$1,310,941	$1,096,532	$1,878,779
9/23	$1,257,808	$1,068,667	$1,801,090
10/23	$1,229,792	$1,051,802	$1,746,937
11/23	$1,300,315	$1,099,434	$1,908,172
12/23	$1,350,626	$1,141,519	$1,999,829
1/24	$1,344,680	$1,138,385	$2,011,553
2/24	$1,360,535	$1,122,301	$2,097,875
3/24	$1,385,308	$1,132,664	$2,163,742
4/24	$1,351,617	$1,104,055	$2,092,353
5/24	$1,391,253	$1,122,772	$2,177,331
6/24	$1,409,090	$1,133,402	$2,225,825
7/24	$1,443,772	$1,159,875	$2,261,722
8/24	$1,463,649	$1,176,542	$2,319,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	11.64%	3.88%	3.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

AssetsNet	$ 425,009,041
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 3,892,902
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092730
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein Equity Strategy Fund
Class Name	Class A
Trading Symbol	ERBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI ACWI Index
8/14	$9,475	$10,000
9/14	$9,182	$9,676
10/14	$9,322	$9,744
11/14	$9,450	$9,907
12/14	$9,289	$9,716
1/15	$9,128	$9,564
2/15	$9,635	$10,096
3/15	$9,539	$9,940
4/15	$9,603	$10,228
5/15	$9,719	$10,215
6/15	$9,417	$9,974
7/15	$9,603	$10,061
8/15	$8,955	$9,371
9/15	$8,762	$9,032
10/15	$9,366	$9,741
11/15	$9,379	$9,660
12/15	$9,220	$9,486
1/16	$8,912	$8,914
2/16	$8,683	$8,853
3/16	$9,050	$9,509
4/16	$9,188	$9,649
5/16	$9,332	$9,661
6/16	$9,220	$9,603
7/16	$9,614	$10,016
8/16	$9,705	$10,050
9/16	$9,764	$10,112
10/16	$9,614	$9,940
11/16	$9,908	$10,016
12/16	$10,115	$10,232
1/17	$10,345	$10,512
2/17	$10,602	$10,807
3/17	$10,697	$10,939
4/17	$10,812	$11,109
5/17	$10,906	$11,355
6/17	$10,988	$11,406
7/17	$11,333	$11,725
8/17	$11,319	$11,770
9/17	$11,570	$11,997
10/17	$11,875	$12,246
11/17	$12,051	$12,484
12/17	$12,208	$12,685
1/18	$12,987	$13,400
2/18	$12,444	$12,838
3/18	$12,180	$12,563
4/18	$12,058	$12,683
5/18	$12,330	$12,699
6/18	$12,158	$12,630
7/18	$12,508	$13,011
8/18	$12,565	$13,113
9/18	$12,586	$13,170
10/18	$11,501	$12,183
11/18	$11,772	$12,361
12/18	$10,750	$11,491
1/19	$11,479	$12,398
2/19	$11,825	$12,729
3/19	$12,073	$12,890
4/19	$12,373	$13,325
5/19	$11,704	$12,534
6/19	$12,373	$13,355
7/19	$12,396	$13,394
8/19	$12,403	$13,077
9/19	$12,509	$13,352
10/19	$12,764	$13,717
11/19	$13,065	$14,052
12/19	$13,475	$14,547
1/20	$13,458	$14,386
2/20	$12,572	$13,224
3/20	$11,359	$11,439
4/20	$12,310	$12,664
5/20	$12,851	$13,215
6/20	$13,081	$13,637
7/20	$13,827	$14,358
8/20	$14,623	$15,237
9/20	$14,122	$14,746
10/20	$13,778	$14,388
11/20	$15,098	$16,161
12/20	$15,657	$16,911
1/21	$15,498	$16,834
2/21	$16,103	$17,224
3/21	$16,691	$17,684
4/21	$17,338	$18,458
5/21	$17,716	$18,745
6/21	$17,716	$18,992
7/21	$17,590	$19,123
8/21	$17,943	$19,601
9/21	$17,212	$18,792
10/21	$18,002	$19,751
11/21	$17,565	$19,275
12/21	$18,353	$20,046
1/22	$17,803	$19,062
2/22	$17,366	$18,569
3/22	$17,603	$18,972
4/22	$16,359	$17,453
5/22	$16,473	$17,474
6/22	$15,344	$16,001
7/22	$16,151	$17,118
8/22	$15,524	$16,488
9/22	$14,062	$14,909
10/22	$14,850	$15,809
11/22	$16,132	$17,035
12/22	$15,610	$16,365
1/23	$16,382	$17,538
2/23	$15,850	$17,035
3/23	$16,543	$17,561
4/23	$16,874	$17,813
5/23	$16,442	$17,622
6/23	$17,154	$18,645
7/23	$17,706	$19,328
8/23	$17,144	$18,788
9/23	$16,322	$18,011
10/23	$15,941	$17,469
11/23	$17,114	$19,082
12/23	$17,849	$19,998
1/24	$17,696	$20,116
2/24	$18,458	$20,979
3/24	$19,046	$21,637
4/24	$18,578	$20,924
5/24	$19,395	$21,773
6/24	$19,711	$22,258
7/24	$20,223	$22,617
8/24	$20,512	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	19.67%	10.58%	8.03%
Class A with 5.25% Maximum Sales Charge	13.37%	9.40%	7.44%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

AssetsNet	$ 721,658,889
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 5,831,235
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092731
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein Equity Strategy Fund
Class Name	Class C
Trading Symbol	ERBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.94%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index
8/14	$10,000	$10,000
9/14	$9,694	$9,676
10/14	$9,830	$9,744
11/14	$9,959	$9,907
12/14	$9,785	$9,716
1/15	$9,608	$9,564
2/15	$10,133	$10,096
3/15	$10,031	$9,940
4/15	$10,086	$10,228
5/15	$10,208	$10,215
6/15	$9,881	$9,974
7/15	$10,072	$10,061
8/15	$9,383	$9,371
9/15	$9,178	$9,032
10/15	$9,806	$9,741
11/15	$9,806	$9,660
12/15	$9,640	$9,486
1/16	$9,315	$8,914
2/16	$9,066	$8,853
3/16	$9,446	$9,509
4/16	$9,584	$9,649
5/16	$9,723	$9,661
6/16	$9,605	$9,603
7/16	$10,006	$10,016
8/16	$10,096	$10,050
9/16	$10,151	$10,112
10/16	$9,985	$9,940
11/16	$10,289	$10,016
12/16	$10,494	$10,232
1/17	$10,728	$10,512
2/17	$10,990	$10,807
3/17	$11,082	$10,939
4/17	$11,195	$11,109
5/17	$11,287	$11,355
6/17	$11,358	$11,406
7/17	$11,713	$11,725
8/17	$11,691	$11,770
9/17	$11,939	$11,997
10/17	$12,244	$12,246
11/17	$12,414	$12,484
12/17	$12,574	$12,685
1/18	$13,368	$13,400
2/18	$12,797	$12,838
3/18	$12,522	$12,563
4/18	$12,389	$12,683
5/18	$12,656	$12,699
6/18	$12,470	$12,630
7/18	$12,827	$13,011
8/18	$12,879	$13,113
9/18	$12,886	$13,170
10/18	$11,765	$12,183
11/18	$12,040	$12,361
12/18	$10,988	$11,491
1/19	$11,720	$12,398
2/19	$12,070	$12,729
3/19	$12,319	$12,890
4/19	$12,615	$13,325
5/19	$11,922	$12,534
6/19	$12,599	$13,355
7/19	$12,615	$13,394
8/19	$12,615	$13,077
9/19	$12,716	$13,352
10/19	$12,973	$13,717
11/19	$13,261	$14,052
12/19	$13,676	$14,547
1/20	$13,650	$14,386
2/20	$12,740	$13,224
3/20	$11,500	$11,439
4/20	$12,453	$12,664
5/20	$13,001	$13,215
6/20	$13,220	$13,637
7/20	$13,971	$14,358
8/20	$14,755	$15,237
9/20	$14,249	$14,746
10/20	$13,895	$14,388
11/20	$15,210	$16,161
12/20	$15,764	$16,911
1/21	$15,601	$16,834
2/21	$16,194	$17,224
3/21	$16,771	$17,684
4/21	$17,416	$18,458
5/21	$17,777	$18,745
6/21	$17,769	$18,992
7/21	$17,640	$19,123
8/21	$17,984	$19,601
9/21	$17,235	$18,792
10/21	$18,018	$19,751
11/21	$17,562	$19,275
12/21	$18,342	$20,046
1/22	$17,782	$19,062
2/22	$17,337	$18,569
3/22	$17,560	$18,972
4/22	$16,314	$17,453
5/22	$16,410	$17,474
6/22	$15,280	$16,001
7/22	$16,072	$17,118
8/22	$15,435	$16,488
9/22	$13,976	$14,909
10/22	$14,749	$15,809
11/22	$16,014	$17,035
12/22	$15,482	$16,365
1/23	$16,244	$17,538
2/23	$15,706	$17,035
3/23	$16,376	$17,561
4/23	$16,701	$17,813
5/23	$16,265	$17,622
6/23	$16,945	$18,645
7/23	$17,484	$19,328
8/23	$16,915	$18,788
9/23	$16,102	$18,011
10/23	$15,716	$17,469
11/23	$16,864	$19,082
12/23	$17,567	$19,998
1/24	$17,414	$20,116
2/24	$18,148	$20,979
3/24	$18,717	$21,637
4/24	$18,246	$20,924
5/24	$19,035	$21,773
6/24	$19,342	$22,258
7/24	$19,824	$22,617
8/24	$20,397	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	18.82%	9.75%	7.38%
Class C with 1% Maximum Deferred Sales Charge	17.82%	9.75%	7.38%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

AssetsNet	$ 721,658,889
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 5,831,235
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092732
Shareholder Report [Line Items]
Fund Name	Eaton Vance Richard Bernstein Equity Strategy Fund
Class Name	Class I
Trading Symbol	ERBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index
8/14	$1,000,000	$1,000,000
9/14	$969,856	$967,570
10/14	$984,595	$974,384
11/14	$997,987	$990,684
12/14	$981,431	$971,563
1/15	$964,481	$956,377
2/15	$1,018,057	$1,009,620
3/15	$1,008,557	$993,973
4/15	$1,015,332	$1,022,816
5/15	$1,028,215	$1,021,481
6/15	$996,337	$997,432
7/15	$1,016,691	$1,006,095
8/15	$947,508	$937,126
9/15	$927,161	$903,176
10/15	$992,274	$974,058
11/15	$992,957	$966,016
12/15	$976,952	$948,596
1/16	$944,345	$891,386
2/16	$920,055	$885,250
3/16	$959,607	$950,856
4/16	$974,184	$964,891
5/16	$989,448	$966,110
6/16	$977,649	$960,258
7/16	$1,019,970	$1,001,642
8/16	$1,029,681	$1,005,010
9/16	$1,035,919	$1,011,169
10/16	$1,019,957	$994,007
11/16	$1,051,870	$1,001,561
12/16	$1,074,489	$1,023,197
1/17	$1,098,213	$1,051,174
2/17	$1,126,243	$1,080,661
3/17	$1,136,302	$1,093,881
4/17	$1,149,237	$1,110,929
5/17	$1,160,016	$1,135,461
6/17	$1,167,924	$1,140,625
7/17	$1,205,289	$1,172,501
8/17	$1,204,564	$1,176,993
9/17	$1,231,159	$1,199,733
10/17	$1,263,499	$1,224,646
11/17	$1,282,190	$1,248,353
12/17	$1,299,309	$1,268,478
1/18	$1,382,945	$1,340,042
2/18	$1,325,158	$1,283,762
3/18	$1,297,020	$1,256,281
4/18	$1,284,863	$1,268,278
5/18	$1,313,762	$1,269,861
6/18	$1,295,507	$1,262,985
7/18	$1,333,511	$1,301,072
8/18	$1,340,364	$1,311,294
9/18	$1,341,873	$1,317,001
10/18	$1,226,307	$1,218,306
11/18	$1,255,952	$1,236,124
12/18	$1,147,184	$1,149,059
1/19	$1,224,999	$1,239,788
2/19	$1,262,706	$1,272,949
3/19	$1,289,171	$1,288,957
4/19	$1,321,265	$1,332,480
5/19	$1,249,858	$1,253,438
6/19	$1,322,061	$1,335,513
7/19	$1,324,476	$1,339,426
8/19	$1,326,073	$1,307,652
9/19	$1,337,302	$1,335,167
10/19	$1,365,380	$1,371,709
11/19	$1,397,459	$1,405,194
12/19	$1,441,605	$1,454,678
1/20	$1,440,721	$1,438,610
2/20	$1,345,953	$1,322,414
3/20	$1,215,217	$1,143,884
4/20	$1,317,871	$1,266,422
5/20	$1,376,660	$1,321,500
6/20	$1,401,231	$1,363,725
7/20	$1,481,066	$1,435,849
8/20	$1,566,182	$1,523,730
9/20	$1,513,526	$1,474,600
10/20	$1,477,552	$1,438,755
11/20	$1,618,803	$1,616,100
12/20	$1,679,120	$1,691,134
1/21	$1,662,903	$1,683,443
2/21	$1,727,756	$1,722,437
3/21	$1,790,825	$1,768,443
4/21	$1,861,096	$1,845,763
5/21	$1,901,644	$1,874,488
6/21	$1,902,548	$1,899,192
7/21	$1,889,017	$1,912,276
8/21	$1,927,752	$1,960,139
9/21	$1,849,381	$1,879,166
10/21	$1,934,958	$1,975,085
11/21	$1,887,215	$1,927,524
12/21	$1,972,806	$2,004,626
1/22	$1,914,662	$1,906,174
2/22	$1,867,739	$1,856,943
3/22	$1,894,261	$1,897,162
4/22	$1,760,632	$1,745,310
5/22	$1,772,873	$1,747,352
6/22	$1,651,485	$1,600,057
7/22	$1,739,211	$1,711,793
8/22	$1,671,887	$1,648,773
9/22	$1,514,797	$1,490,938
10/22	$1,600,482	$1,580,911
11/22	$1,738,191	$1,703,532
12/22	$1,681,753	$1,636,496
1/23	$1,766,057	$1,753,795
2/23	$1,708,773	$1,703,532
3/23	$1,783,350	$1,756,056
4/23	$1,820,098	$1,781,295
5/23	$1,774,703	$1,762,216
6/23	$1,850,361	$1,864,532
7/23	$1,910,886	$1,932,789
8/23	$1,850,361	$1,878,779
9/23	$1,762,814	$1,801,090
10/23	$1,721,743	$1,746,937
11/23	$1,849,280	$1,908,172
12/23	$1,927,481	$1,999,829
1/24	$1,912,193	$2,011,553
2/24	$1,994,514	$2,097,875
3/24	$2,059,194	$2,163,742
4/24	$2,008,626	$2,092,353
5/24	$2,098,003	$2,177,331
6/24	$2,133,283	$2,225,825
7/24	$2,188,556	$2,261,722
8/24	$2,220,475	$2,319,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	19.99%	10.85%	8.30%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

AssetsNet	$ 721,658,889
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 5,831,235
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014191
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class A
Trading Symbol	ETHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$9,475	$10,000	$10,000	$10,000
9/14	$9,447	$9,729	$9,860	$10,043
10/14	$10,055	$9,792	$10,101	$10,289
11/14	$10,246	$9,988	$10,372	$10,616
12/14	$10,132	$9,827	$10,346	$10,347
1/15	$10,347	$9,649	$10,036	$10,582
2/15	$10,761	$10,214	$10,612	$11,062
3/15	$11,042	$10,054	$10,444	$11,205
4/15	$10,810	$10,290	$10,545	$11,193
5/15	$11,381	$10,325	$10,680	$11,510
6/15	$11,348	$10,085	$10,474	$11,375
7/15	$11,753	$10,266	$10,693	$11,858
8/15	$10,926	$9,587	$10,048	$10,988
9/15	$9,975	$9,233	$9,799	$10,310
10/15	$10,520	$9,965	$10,626	$10,937
11/15	$10,752	$9,915	$10,657	$10,864
12/15	$10,981	$9,741	$10,489	$11,029
1/16	$9,763	$9,158	$9,969	$10,161
2/16	$9,509	$9,090	$9,955	$10,034
3/16	$9,745	$9,707	$10,631	$10,277
4/16	$10,081	$9,861	$10,672	$10,617
5/16	$10,354	$9,916	$10,864	$10,766
6/16	$10,109	$9,805	$10,892	$10,852
7/16	$10,654	$10,219	$11,293	$11,345
8/16	$10,127	$10,228	$11,309	$10,874
9/16	$10,127	$10,282	$11,311	$10,860
10/16	$9,218	$10,083	$11,105	$10,110
11/16	$9,200	$10,228	$11,516	$10,119
12/16	$9,346	$10,473	$11,744	$10,278
1/17	$9,592	$10,725	$11,967	$10,503
2/17	$10,146	$11,023	$12,442	$11,110
3/17	$10,208	$11,140	$12,456	$11,146
4/17	$10,454	$11,305	$12,584	$11,356
5/17	$10,393	$11,545	$12,761	$11,604
6/17	$10,762	$11,589	$12,841	$11,919
7/17	$10,834	$11,866	$13,105	$11,927
8/17	$10,988	$11,883	$13,145	$12,045
9/17	$11,039	$12,150	$13,416	$12,207
10/17	$10,670	$12,379	$13,729	$12,049
11/17	$10,937	$12,648	$14,150	$12,321
12/17	$10,864	$12,819	$14,308	$12,313
1/18	$11,455	$13,495	$15,127	$13,003
2/18	$10,906	$12,936	$14,569	$12,420
3/18	$10,737	$12,654	$14,199	$12,162
4/18	$10,875	$12,800	$14,254	$12,278
5/18	$11,043	$12,880	$14,597	$12,336
6/18	$11,254	$12,874	$14,687	$12,500
7/18	$11,972	$13,276	$15,233	$13,268
8/18	$12,341	$13,440	$15,730	$13,660
9/18	$12,573	$13,515	$15,819	$13,937
10/18	$11,782	$12,523	$14,738	$13,021
11/18	$12,489	$12,665	$15,038	$13,730
12/18	$11,514	$11,702	$13,680	$12,623
1/19	$12,279	$12,612	$14,777	$13,273
2/19	$12,556	$12,992	$15,251	$13,534
3/19	$12,800	$13,162	$15,547	$13,650
4/19	$12,412	$13,629	$16,177	$13,298
5/19	$12,168	$12,843	$15,149	$12,979
6/19	$13,044	$13,689	$16,217	$13,855
7/19	$12,878	$13,757	$16,450	$13,701
8/19	$12,878	$13,475	$16,189	$13,697
9/19	$12,789	$13,762	$16,492	$13,682
10/19	$13,344	$14,112	$16,849	$14,365
11/19	$13,954	$14,505	$17,461	$15,044
12/19	$14,507	$14,940	$17,988	$15,557
1/20	$14,272	$14,849	$17,981	$15,336
2/20	$13,347	$13,594	$16,501	$14,287
3/20	$12,901	$11,795	$14,463	$13,771
4/20	$14,343	$13,083	$16,317	$15,370
5/20	$14,882	$13,715	$17,094	$15,990
6/20	$14,729	$14,078	$17,434	$15,776
7/20	$15,268	$14,752	$18,417	$16,423
8/20	$15,678	$15,737	$19,740	$16,761
9/20	$15,432	$15,194	$18,990	$16,530
10/20	$14,729	$14,728	$18,485	$15,724
11/20	$15,807	$16,611	$20,509	$17,131
12/20	$16,397	$17,316	$21,297	$17,660
1/21	$16,334	$17,144	$21,082	$17,848
2/21	$16,107	$17,583	$21,664	$17,362
3/21	$16,460	$18,168	$22,612	$17,788
4/21	$17,140	$19,013	$23,819	$18,467
5/21	$17,492	$19,287	$23,986	$18,846
6/21	$17,971	$19,575	$24,546	$19,411
7/21	$18,588	$19,925	$25,129	$20,133
8/21	$19,218	$20,421	$25,893	$20,692
9/21	$18,097	$19,573	$24,688	$19,607
10/21	$19,306	$20,682	$26,418	$20,435
11/21	$18,462	$20,229	$26,235	$19,706
12/21	$20,013	$21,093	$27,411	$21,157
1/22	$18,234	$19,977	$25,992	$19,594
2/22	$18,302	$19,472	$25,214	$19,506
3/22	$19,301	$20,007	$26,150	$20,446
4/22	$18,302	$18,344	$23,870	$19,499
5/22	$18,179	$18,358	$23,914	$19,595
6/22	$17,864	$16,768	$21,940	$18,973
7/22	$18,466	$18,099	$23,963	$19,593
8/22	$17,043	$17,343	$22,986	$18,412
9/22	$16,290	$15,731	$20,869	$17,687
10/22	$17,494	$16,860	$22,558	$19,174
11/22	$18,425	$18,033	$23,819	$20,251
12/22	$18,126	$17,267	$22,446	$20,012
1/23	$18,026	$18,488	$23,857	$19,882
2/23	$17,355	$18,044	$23,275	$19,071
3/23	$18,055	$18,602	$24,129	$19,691
4/23	$18,697	$18,928	$24,506	$20,380
5/23	$18,126	$18,739	$24,612	$19,545
6/23	$18,669	$19,872	$26,239	$20,168
7/23	$18,897	$20,540	$27,082	$20,429
8/23	$18,783	$20,049	$26,650	$20,271
9/23	$18,069	$19,184	$25,380	$19,612
10/23	$17,283	$18,627	$24,846	$18,805
11/23	$18,355	$20,374	$27,115	$19,884
12/23	$19,153	$21,374	$28,347	$20,763
1/24	$19,651	$21,631	$28,824	$21,321
2/24	$20,296	$22,548	$30,363	$21,801
3/24	$20,677	$23,272	$31,339	$22,315
4/24	$19,841	$22,408	$30,059	$21,433
5/24	$20,545	$23,408	$31,550	$22,005
6/24	$21,087	$23,885	$32,682	$22,422
7/24	$21,761	$24,306	$33,080	$23,155
8/24	$22,952	$24,948	$33,882	$24,427

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	22.17%	12.23%	9.24%
Class A with 5.25% Maximum Sales Charge	15.75%	11.04%	8.66%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 1,115,758,999
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,175,444
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014193
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class C
Trading Symbol	ECHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.91%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$10,000	$10,000	$10,000	$10,000
9/14	$9,964	$9,729	$9,860	$10,043
10/14	$10,603	$9,792	$10,101	$10,289
11/14	$10,792	$9,988	$10,372	$10,616
12/14	$10,667	$9,827	$10,346	$10,347
1/15	$10,887	$9,649	$10,036	$10,582
2/15	$11,319	$10,214	$10,612	$11,062
3/15	$11,598	$10,054	$10,444	$11,205
4/15	$11,352	$10,290	$10,545	$11,193
5/15	$11,945	$10,325	$10,680	$11,510
6/15	$11,902	$10,085	$10,474	$11,375
7/15	$12,317	$10,266	$10,693	$11,858
8/15	$11,445	$9,587	$10,048	$10,988
9/15	$10,447	$9,233	$9,799	$10,310
10/15	$11,006	$9,965	$10,626	$10,937
11/15	$11,243	$9,915	$10,657	$10,864
12/15	$11,477	$9,741	$10,489	$11,029
1/16	$10,196	$9,158	$9,969	$10,161
2/16	$9,927	$9,090	$9,955	$10,034
3/16	$10,159	$9,707	$10,631	$10,277
4/16	$10,512	$9,861	$10,672	$10,617
5/16	$10,781	$9,916	$10,864	$10,766
6/16	$10,530	$9,805	$10,892	$10,852
7/16	$11,078	$10,219	$11,293	$11,345
8/16	$10,530	$10,228	$11,309	$10,874
9/16	$10,521	$10,282	$11,311	$10,860
10/16	$9,575	$10,083	$11,105	$10,110
11/16	$9,556	$10,228	$11,516	$10,119
12/16	$9,687	$10,473	$11,744	$10,278
1/17	$9,948	$10,725	$11,967	$10,503
2/17	$10,502	$11,023	$12,442	$11,110
3/17	$10,565	$11,140	$12,456	$11,146
4/17	$10,816	$11,305	$12,584	$11,356
5/17	$10,753	$11,545	$12,761	$11,604
6/17	$11,119	$11,589	$12,841	$11,919
7/17	$11,192	$11,866	$13,105	$11,927
8/17	$11,338	$11,883	$13,145	$12,045
9/17	$11,390	$12,150	$13,416	$12,207
10/17	$11,004	$12,379	$13,729	$12,049
11/17	$11,265	$12,648	$14,150	$12,321
12/17	$11,181	$12,819	$14,308	$12,313
1/18	$11,782	$13,495	$15,127	$13,003
2/18	$11,213	$12,936	$14,569	$12,420
3/18	$11,041	$12,654	$14,199	$12,162
4/18	$11,159	$12,800	$14,254	$12,278
5/18	$11,342	$12,880	$14,597	$12,336
6/18	$11,546	$12,874	$14,687	$12,500
7/18	$12,265	$13,276	$15,233	$13,268
8/18	$12,641	$13,440	$15,730	$13,660
9/18	$12,867	$13,515	$15,819	$13,937
10/18	$12,050	$12,523	$14,738	$13,021
11/18	$12,770	$12,665	$15,038	$13,730
12/18	$11,767	$11,702	$13,680	$12,623
1/19	$12,540	$12,612	$14,777	$13,273
2/19	$12,809	$12,992	$15,251	$13,534
3/19	$13,055	$13,162	$15,547	$13,650
4/19	$12,652	$13,629	$16,177	$13,298
5/19	$12,395	$12,843	$15,149	$12,979
6/19	$13,279	$13,689	$16,217	$13,855
7/19	$13,100	$13,757	$16,450	$13,701
8/19	$13,089	$13,475	$16,189	$13,697
9/19	$12,977	$13,762	$16,492	$13,682
10/19	$13,536	$14,112	$16,849	$14,365
11/19	$14,141	$14,505	$17,461	$15,044
12/19	$14,698	$14,940	$17,988	$15,557
1/20	$14,453	$14,849	$17,981	$15,336
2/20	$13,505	$13,594	$16,501	$14,287
3/20	$13,037	$11,795	$14,463	$13,771
4/20	$14,499	$13,083	$16,317	$15,370
5/20	$15,038	$13,715	$17,094	$15,990
6/20	$14,862	$14,078	$17,434	$15,776
7/20	$15,400	$14,752	$18,417	$16,423
8/20	$15,798	$15,737	$19,740	$16,761
9/20	$15,541	$15,194	$18,990	$16,530
10/20	$14,827	$14,728	$18,485	$15,724
11/20	$15,904	$16,611	$20,509	$17,131
12/20	$16,485	$17,316	$21,297	$17,660
1/21	$16,410	$17,144	$21,082	$17,848
2/21	$16,174	$17,583	$21,664	$17,362
3/21	$16,522	$18,168	$22,612	$17,788
4/21	$17,195	$19,013	$23,819	$18,467
5/21	$17,543	$19,287	$23,986	$18,846
6/21	$18,004	$19,575	$24,546	$19,411
7/21	$18,614	$19,925	$25,129	$20,133
8/21	$19,224	$20,421	$25,893	$20,692
9/21	$18,091	$19,573	$24,688	$19,607
10/21	$19,286	$20,682	$26,418	$20,435
11/21	$18,440	$20,229	$26,235	$19,706
12/21	$19,978	$21,093	$27,411	$21,157
1/22	$18,181	$19,977	$25,992	$19,594
2/22	$18,248	$19,472	$25,214	$19,506
3/22	$19,227	$20,007	$26,150	$20,446
4/22	$18,221	$18,344	$23,870	$19,499
5/22	$18,087	$18,358	$23,914	$19,595
6/22	$17,765	$16,768	$21,940	$18,973
7/22	$18,342	$18,099	$23,963	$19,593
8/22	$16,934	$17,343	$22,986	$18,412
9/22	$16,170	$15,731	$20,869	$17,687
10/22	$17,350	$16,860	$22,558	$19,174
11/22	$18,261	$18,033	$23,819	$20,251
12/22	$17,945	$17,267	$22,446	$20,012
1/23	$17,847	$18,488	$23,857	$19,882
2/23	$17,178	$18,044	$23,275	$19,071
3/23	$17,847	$18,602	$24,129	$19,691
4/23	$18,475	$18,928	$24,506	$20,380
5/23	$17,903	$18,739	$24,612	$19,545
6/23	$18,420	$19,872	$26,239	$20,168
7/23	$18,643	$20,540	$27,082	$20,429
8/23	$18,517	$20,049	$26,650	$20,271
9/23	$17,792	$19,184	$25,380	$19,612
10/23	$17,024	$18,627	$24,846	$18,805
11/23	$18,057	$20,374	$27,115	$19,884
12/23	$18,826	$21,374	$28,347	$20,763
1/24	$19,297	$21,631	$28,824	$21,321
2/24	$19,926	$22,548	$30,363	$21,801
3/24	$20,298	$23,272	$31,339	$22,315
4/24	$19,455	$22,408	$30,059	$21,433
5/24	$20,141	$23,408	$31,550	$22,005
6/24	$20,655	$23,885	$32,682	$22,422
7/24	$21,313	$24,306	$33,080	$23,155
8/24	$22,802	$24,948	$33,882	$24,427

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	21.20%	11.37%	8.58%
Class C with 1% Maximum Deferred Sales Charge	20.20%	11.37%	8.58%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 1,115,758,999
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,175,444
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081646
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class I
Trading Symbol	EIHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/14	$997,774	$972,859	$985,976	$1,004,278
10/14	$1,062,123	$979,152	$1,010,059	$1,028,944
11/14	$1,082,095	$998,775	$1,037,224	$1,061,609
12/14	$1,070,961	$982,670	$1,034,611	$1,034,691
1/15	$1,093,396	$964,864	$1,003,553	$1,058,201
2/15	$1,137,413	$1,021,395	$1,061,229	$1,106,222
3/15	$1,166,762	$1,005,406	$1,044,446	$1,120,475
4/15	$1,142,591	$1,028,985	$1,054,466	$1,119,275
5/15	$1,203,867	$1,032,530	$1,068,025	$1,150,966
6/15	$1,200,422	$1,008,521	$1,047,350	$1,137,512
7/15	$1,243,577	$1,026,624	$1,069,294	$1,185,829
8/15	$1,156,410	$958,688	$1,004,779	$1,098,822
9/15	$1,055,442	$923,327	$979,917	$1,031,021
10/15	$1,113,260	$996,496	$1,062,577	$1,093,668
11/15	$1,138,281	$991,537	$1,065,737	$1,086,426
12/15	$1,163,047	$974,109	$1,048,929	$1,102,950
1/16	$1,034,238	$915,833	$996,876	$1,016,051
2/16	$1,007,718	$909,017	$995,531	$1,003,372
3/16	$1,032,343	$970,702	$1,063,066	$1,027,727
4/16	$1,068,332	$986,062	$1,067,188	$1,061,734
5/16	$1,097,686	$991,601	$1,086,352	$1,076,606
6/16	$1,072,111	$980,489	$1,089,167	$1,085,173
7/16	$1,129,881	$1,021,913	$1,129,323	$1,134,534
8/16	$1,073,999	$1,022,763	$1,130,909	$1,087,396
9/16	$1,074,940	$1,028,196	$1,131,123	$1,085,963
10/16	$978,341	$1,008,297	$1,110,490	$1,011,004
11/16	$977,390	$1,022,795	$1,151,617	$1,011,907
12/16	$991,707	$1,047,269	$1,174,380	$1,027,811
1/17	$1,019,433	$1,072,545	$1,196,654	$1,050,277
2/17	$1,077,021	$1,102,301	$1,244,168	$1,111,013
3/17	$1,084,487	$1,114,043	$1,245,619	$1,114,557
4/17	$1,111,141	$1,130,538	$1,258,411	$1,135,606
5/17	$1,104,740	$1,154,454	$1,276,121	$1,160,369
6/17	$1,144,194	$1,158,896	$1,284,086	$1,191,851
7/17	$1,151,662	$1,186,631	$1,310,490	$1,192,742
8/17	$1,168,729	$1,188,302	$1,314,502	$1,204,493
9/17	$1,175,129	$1,214,973	$1,341,617	$1,220,684
10/17	$1,135,672	$1,237,934	$1,372,925	$1,204,880
11/17	$1,163,401	$1,264,757	$1,415,032	$1,232,125
12/17	$1,155,868	$1,281,861	$1,430,765	$1,231,319
1/18	$1,219,417	$1,349,543	$1,512,682	$1,300,327
2/18	$1,161,346	$1,293,635	$1,456,929	$1,242,030
3/18	$1,143,821	$1,265,438	$1,419,904	$1,216,192
4/18	$1,158,059	$1,279,980	$1,425,352	$1,227,804
5/18	$1,177,775	$1,288,001	$1,459,677	$1,233,608
6/18	$1,199,684	$1,287,386	$1,468,661	$1,250,013
7/18	$1,276,373	$1,327,596	$1,523,316	$1,326,801
8/18	$1,315,816	$1,344,022	$1,572,953	$1,366,030
9/18	$1,341,016	$1,351,506	$1,581,907	$1,393,713
10/18	$1,256,649	$1,252,268	$1,473,783	$1,302,071
11/18	$1,332,246	$1,266,493	$1,503,816	$1,373,032
12/18	$1,228,618	$1,170,192	$1,368,035	$1,262,270
1/19	$1,310,530	$1,261,239	$1,477,664	$1,327,254
2/19	$1,340,522	$1,299,165	$1,525,109	$1,353,449
3/19	$1,367,063	$1,316,228	$1,554,745	$1,364,981
4/19	$1,325,529	$1,362,901	$1,617,696	$1,329,792
5/19	$1,300,146	$1,284,260	$1,514,894	$1,297,938
6/19	$1,393,588	$1,368,887	$1,621,658	$1,385,498
7/19	$1,376,276	$1,375,667	$1,644,965	$1,370,087
8/19	$1,376,271	$1,347,529	$1,618,908	$1,369,677
9/19	$1,367,037	$1,376,205	$1,649,199	$1,368,239
10/19	$1,427,022	$1,411,226	$1,684,920	$1,436,546
11/19	$1,491,629	$1,450,529	$1,746,081	$1,504,428
12/19	$1,551,560	$1,493,984	$1,798,781	$1,555,669
1/20	$1,527,158	$1,484,891	$1,798,076	$1,533,562
2/20	$1,428,352	$1,359,380	$1,650,059	$1,428,738
3/20	$1,380,780	$1,179,476	$1,446,256	$1,377,124
4/20	$1,535,687	$1,308,327	$1,631,657	$1,536,973
5/20	$1,594,233	$1,371,530	$1,709,370	$1,598,989
6/20	$1,577,154	$1,407,808	$1,743,364	$1,577,598
7/20	$1,635,713	$1,475,160	$1,841,664	$1,642,305
8/20	$1,679,620	$1,573,722	$1,974,044	$1,676,063
9/20	$1,654,013	$1,519,430	$1,899,037	$1,652,995
10/20	$1,578,380	$1,472,821	$1,848,534	$1,572,351
11/20	$1,694,264	$1,661,138	$2,050,882	$1,713,081
12/20	$1,758,580	$1,731,565	$2,129,735	$1,765,979
1/21	$1,752,018	$1,714,356	$2,108,233	$1,784,785
2/21	$1,728,406	$1,758,285	$2,166,368	$1,736,247
3/21	$1,766,447	$1,816,787	$2,261,245	$1,778,756
4/21	$1,839,883	$1,901,340	$2,381,925	$1,846,662
5/21	$1,877,918	$1,928,730	$2,398,561	$1,884,643
6/21	$1,929,051	$1,957,481	$2,454,555	$1,941,114
7/21	$1,995,933	$1,992,541	$2,512,863	$2,013,343
8/21	$2,064,125	$2,042,132	$2,589,268	$2,069,197
9/21	$1,943,478	$1,957,342	$2,468,842	$1,960,740
10/21	$2,074,616	$2,068,207	$2,641,813	$2,043,512
11/21	$1,985,442	$2,022,886	$2,623,508	$1,970,561
12/21	$2,152,035	$2,109,345	$2,741,084	$2,115,703
1/22	$1,961,060	$1,997,738	$2,599,241	$1,959,382
2/22	$1,968,186	$1,947,212	$2,521,416	$1,950,634
3/22	$2,076,500	$2,000,650	$2,615,035	$2,044,579
4/22	$1,968,186	$1,834,450	$2,386,999	$1,949,874
5/22	$1,956,784	$1,835,839	$2,391,378	$1,959,487
6/22	$1,924,005	$1,676,815	$2,193,985	$1,897,328
7/22	$1,988,138	$1,809,948	$2,396,280	$1,959,267
8/22	$1,835,643	$1,734,278	$2,298,555	$1,841,247
9/22	$1,755,832	$1,573,060	$2,086,861	$1,768,745
10/22	$1,884,099	$1,686,026	$2,255,816	$1,917,378
11/22	$1,985,288	$1,803,256	$2,381,881	$2,025,142
12/22	$1,953,180	$1,726,676	$2,244,650	$2,001,155
1/23	$1,944,248	$1,848,849	$2,385,690	$1,988,204
2/23	$1,871,301	$1,804,406	$2,327,482	$1,907,079
3/23	$1,947,225	$1,860,161	$2,412,933	$1,969,131
4/23	$2,017,194	$1,892,769	$2,450,595	$2,037,980
5/23	$1,954,669	$1,873,873	$2,461,247	$1,954,528
6/23	$2,014,217	$1,987,200	$2,623,875	$2,016,823
7/23	$2,039,525	$2,053,956	$2,708,167	$2,042,853
8/23	$2,027,615	$2,004,896	$2,665,049	$2,027,117
9/23	$1,951,691	$1,918,408	$2,537,985	$1,961,189
10/23	$1,866,835	$1,862,743	$2,484,620	$1,880,539
11/23	$1,981,466	$2,037,380	$2,711,528	$1,988,369
12/23	$2,069,884	$2,137,403	$2,834,715	$2,076,339
1/24	$2,123,429	$2,163,053	$2,882,350	$2,132,113
2/24	$2,193,802	$2,254,761	$3,036,255	$2,180,140
3/24	$2,235,108	$2,327,218	$3,133,945	$2,231,462
4/24	$2,144,847	$2,240,774	$3,005,941	$2,143,263
5/24	$2,222,869	$2,340,829	$3,154,989	$2,200,507
6/24	$2,281,003	$2,388,460	$3,268,197	$2,242,150
7/24	$2,355,966	$2,430,550	$3,307,979	$2,315,468
8/24	$2,482,990	$2,494,791	$3,388,219	$2,442,664

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	22.46%	12.51%	9.51%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 1,115,758,999
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,175,444
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014194
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class R
Trading Symbol	ERHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$156	1.41%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$10,000	$10,000	$10,000	$10,000
9/14	$9,972	$9,729	$9,860	$10,043
10/14	$10,611	$9,792	$10,101	$10,289
11/14	$10,810	$9,988	$10,372	$10,616
12/14	$10,688	$9,827	$10,346	$10,347
1/15	$10,910	$9,649	$10,036	$10,582
2/15	$11,347	$10,214	$10,612	$11,062
3/15	$11,635	$10,054	$10,444	$11,205
4/15	$11,388	$10,290	$10,545	$11,193
5/15	$11,989	$10,325	$10,680	$11,510
6/15	$11,956	$10,085	$10,474	$11,375
7/15	$12,376	$10,266	$10,693	$11,858
8/15	$11,512	$9,587	$10,048	$10,988
9/15	$10,499	$9,233	$9,799	$10,310
10/15	$11,067	$9,965	$10,626	$10,937
11/15	$11,314	$9,915	$10,657	$10,864
12/15	$11,550	$9,741	$10,489	$11,029
1/16	$10,272	$9,158	$9,969	$10,161
2/16	$10,001	$9,090	$9,955	$10,034
3/16	$10,244	$9,707	$10,631	$10,277
4/16	$10,596	$9,861	$10,672	$10,617
5/16	$10,875	$9,916	$10,864	$10,766
6/16	$10,622	$9,805	$10,892	$10,852
7/16	$11,190	$10,219	$11,293	$11,345
8/16	$10,632	$10,228	$11,309	$10,874
9/16	$10,632	$10,282	$11,311	$10,860
10/16	$9,677	$10,083	$11,105	$10,110
11/16	$9,659	$10,228	$11,516	$10,119
12/16	$9,804	$10,473	$11,744	$10,278
1/17	$10,066	$10,725	$11,967	$10,503
2/17	$10,641	$11,023	$12,442	$11,110
3/17	$10,702	$11,140	$12,456	$11,146
4/17	$10,964	$11,305	$12,584	$11,356
5/17	$10,903	$11,545	$12,761	$11,604
6/17	$11,277	$11,589	$12,841	$11,919
7/17	$11,357	$11,866	$13,105	$11,927
8/17	$11,509	$11,883	$13,145	$12,045
9/17	$11,569	$12,150	$13,416	$12,207
10/17	$11,176	$12,379	$13,729	$12,049
11/17	$11,448	$12,648	$14,150	$12,321
12/17	$11,367	$12,819	$14,308	$12,313
1/18	$11,988	$13,495	$15,127	$13,003
2/18	$11,418	$12,936	$14,569	$12,420
3/18	$11,242	$12,654	$14,199	$12,162
4/18	$11,367	$12,800	$14,254	$12,278
5/18	$11,553	$12,880	$14,597	$12,336
6/18	$11,770	$12,874	$14,687	$12,500
7/18	$12,516	$13,276	$15,233	$13,268
8/18	$12,899	$13,440	$15,730	$13,660
9/18	$13,137	$13,515	$15,819	$13,937
10/18	$12,309	$12,523	$14,738	$13,021
11/18	$13,044	$12,665	$15,038	$13,730
12/18	$12,028	$11,702	$13,680	$12,623
1/19	$12,829	$12,612	$14,777	$13,273
2/19	$13,099	$12,992	$15,251	$13,534
3/19	$13,359	$13,162	$15,547	$13,650
4/19	$12,959	$13,629	$16,177	$13,298
5/19	$12,688	$12,843	$15,149	$12,979
6/19	$13,608	$13,689	$16,217	$13,855
7/19	$13,424	$13,757	$16,450	$13,701
8/19	$13,424	$13,475	$16,189	$13,697
9/19	$13,326	$13,762	$16,492	$13,682
10/19	$13,900	$14,112	$16,849	$14,365
11/19	$14,539	$14,505	$17,461	$15,044
12/19	$15,112	$14,940	$17,988	$15,557
1/20	$14,862	$14,849	$17,981	$15,336
2/20	$13,907	$13,594	$16,501	$14,287
3/20	$13,430	$11,795	$14,463	$13,771
4/20	$14,930	$13,083	$16,317	$15,370
5/20	$15,487	$13,715	$17,094	$15,990
6/20	$15,328	$14,078	$17,434	$15,776
7/20	$15,884	$14,752	$18,417	$16,423
8/20	$16,305	$15,737	$19,740	$16,761
9/20	$16,043	$15,194	$18,990	$16,530
10/20	$15,305	$14,728	$18,485	$15,724
11/20	$16,419	$16,611	$20,509	$17,131
12/20	$17,035	$17,316	$21,297	$17,660
1/21	$16,975	$17,144	$21,082	$17,848
2/21	$16,733	$17,583	$21,664	$17,362
3/21	$17,084	$18,168	$22,612	$17,788
4/21	$17,799	$19,013	$23,819	$18,467
5/21	$18,162	$19,287	$23,986	$18,846
6/21	$18,647	$19,575	$24,546	$19,411
7/21	$19,289	$19,925	$25,129	$20,133
8/21	$19,931	$20,421	$25,893	$20,692
9/21	$18,768	$19,573	$24,688	$19,607
10/21	$20,016	$20,682	$26,418	$20,435
11/21	$19,144	$20,229	$26,235	$19,706
12/21	$20,754	$21,093	$27,411	$21,157
1/22	$18,888	$19,977	$25,992	$19,594
2/22	$18,966	$19,472	$25,214	$19,506
3/22	$19,997	$20,007	$26,150	$20,446
4/22	$18,953	$18,344	$23,870	$19,499
5/22	$18,822	$18,358	$23,914	$19,595
6/22	$18,496	$16,768	$21,940	$18,973
7/22	$19,110	$18,099	$23,963	$19,593
8/22	$17,648	$17,343	$22,986	$18,412
9/22	$16,864	$15,731	$20,869	$17,687
10/22	$18,091	$16,860	$22,558	$19,174
11/22	$19,044	$18,033	$23,819	$20,251
12/22	$18,737	$17,267	$22,446	$20,012
1/23	$18,642	$18,488	$23,857	$19,882
2/23	$17,938	$18,044	$23,275	$19,071
3/23	$18,656	$18,602	$24,129	$19,691
4/23	$19,319	$18,928	$24,506	$20,380
5/23	$18,723	$18,739	$24,612	$19,545
6/23	$19,265	$19,872	$26,239	$20,168
7/23	$19,509	$20,540	$27,082	$20,429
8/23	$19,387	$20,049	$26,650	$20,271
9/23	$18,642	$19,184	$25,380	$19,612
10/23	$17,843	$18,627	$24,846	$18,805
11/23	$18,927	$20,374	$27,115	$19,884
12/23	$19,755	$21,374	$28,347	$20,763
1/24	$20,254	$21,631	$28,824	$21,321
2/24	$20,919	$22,548	$30,363	$21,801
3/24	$21,320	$23,272	$31,339	$22,315
4/24	$20,448	$22,408	$30,059	$21,433
5/24	$21,168	$23,408	$31,550	$22,005
6/24	$21,722	$23,885	$32,682	$22,422
7/24	$22,415	$24,306	$33,080	$23,155
8/24	$23,619	$24,948	$33,882	$24,427

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	21.83%	11.95%	8.97%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 1,115,758,999
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,175,444
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122